Equity (Details)							1 Months Ended						2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 03, 2025 USD ($) shares	Nov. 26, 2024 USD ($) shares	Aug. 08, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jun. 24, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 24, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) tradingdays $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 25, 2024 shares
Equity (Details) [Line Items]
Preferred stock, shares authorized							10,000,000							10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding							6,158							6,158			6,158		6,158	0
Preferred stock, shares issued							6,158							6,158			6,158		6,158	0
Preferred stock, conversion rate (in Dollars per share) | $ / shares							$ 2							$ 2			$ 2		$ 2
Common stock, shares authorized							100,000,000							100,000,000			100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001					$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding					14,692,820		16,297,190					14,692,820		17,022,690			17,022,690		16,297,190	4,639,643		14,692,820
Issued common shares														600,500			725,500
Granted																			803,646
Granted (in Dollars per share) | $ / shares																			$ 12.11
Recapitalization value (in Dollars) | $					$ 5,728,784
Common stock issuance obligation (in Dollars) | $							$ 69,621		$ 76,276		$ 447,930			$ 31,227	$ 76,276	$ 447,930	$ 31,227	$ 76,276	$ 69,621	$ 0
Share-based compensation expense (in Dollars) | $																474,251	764,036	503,434	$ 896,537	0
Number of shares of common stock issued to seller																			0
Conversion of stock, equivalent common stock shares upon conversion																			12,165,889
Conversion of shares issued																			4,879,067
Exchange ratio																			0.4
Value of shares issued and to be issued under the agreement (in Dollars) | $											$ 25,000								$ 25,000
Consulting expense recognized (in Dollars) | $																			$ 62,500
Shares issued as part of stock grants to vendors										200,000									2,500
Shares issued to placement agent										25,000
Estimated the fair value of the shares of common stock issued (in Dollars) | $																			$ 66,750
Fair value of shares issued to vendor for service (in Dollars) | $										$ 534,000
Loss on extinguishment of accounts payable (in Dollars) | $																			534,000
Warrants and commitment shares issued in connection with the September 2024 Note									100,000
Shares issued upon conversion					292,500
Proceeds from convertible note (in Dollars) | $																	$ 0	$ 2,700,000	$ 2,700,000	$ 0
Conversion price (in Dollars per share) | $ / shares							$ 2							$ 2			$ 2		$ 2
Common stock, votes per share																			1
Weighted average grant date fair value (in Dollars per share) | $ / shares																			$ 9.12
Unrecognized compensation cost (in Dollars) | $							$ 774,274												$ 774,274
Additional Bridge Notes [Member]
Equity (Details) [Line Items]
Principal balance of debt (in Dollars) | $		$ 92,593		$ 41,417		$ 150,000				$ 41,417											$ 150,000
Shares issued in debt settlement or conversion		46,565		14,199				46,565		14,199
Percentage discount on VWAP				5.00%						5.00%
Estimated the fair value of the shares of common stock issued (in Dollars) | $				$ 60,346
Principal amount (in Dollars) | $								$ 93,130
Conversion price (in Dollars per share) | $ / shares						$ 10		$ 2					$ 2
Exchange Note [Member]
Equity (Details) [Line Items]
Principal balance of debt (in Dollars) | $	$ 304,288	$ 500,000	$ 566,740							$ 566,740
Shares issued in debt settlement or conversion	600,000	255,847	213,759					255,847		213,759
Percentage discount on VWAP			5.00%							5.00%
Estimated the fair value of the shares of common stock issued (in Dollars) | $			$ 664,790
Principal amount (in Dollars) | $								$ 511,693
Conversion price (in Dollars per share) | $ / shares					$ 10			$ 2				$ 10	$ 2
Equity Line Of Credit [Member]
Equity (Details) [Line Items]
Fair Value (in Dollars) | $							$ 80,000							$ 42,394			$ 42,394		$ 80,000
Shares issued upon conversion													380,000						50,000
Proceeds from convertible note (in Dollars) | $													$ 760,000						$ 760,000
Conversion price (in Dollars per share) | $ / shares						1.25
Equity Line Of Credit, Commitment Fee Note [Member]
Equity (Details) [Line Items]
Shares issued upon conversion							50,000												380,000
Conversion price (in Dollars per share) | $ / shares						$ 10	$ 10												$ 10
Equity Incentive Plan 2024 [Member]
Equity (Details) [Line Items]
Common stock shares					2,544,021		2,544,021		2,544,021			2,544,021			2,544,021			2,544,021	2,544,021
Granted					803,646
Granted (in Dollars per share) | $ / shares					$ 12.11
Performance Shares [Member]
Equity (Details) [Line Items]
Granted																			174,302
Award vesting period																			1 year
Award requisite service period																			1 year
Share-Based Payment Arrangement, Option [Member]
Equity (Details) [Line Items]
Granted					803,646
Share-based compensation expense (in Dollars) | $					$ 0														$ 826,916
Award requisite service period					1 year
Sponsor Affiliate [Member]
Equity (Details) [Line Items]
Number of shares of Common Stock upon the settlement in working capital funds advanced								202,500
Value of stock issued during the period upon the settlement in working capital funds advanced (in Dollars) | $								$ 405,000
Value of stock issued during period upon conversion of certain working capital funds advanced on debt restructuring (in Dollars) | $								(261,225)
Additional reduction in the carrying value representing as gain on restructuring (in Dollars) | $								$ 143,775
IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Number of shares issued for business combination					5,542,500						51,192	51,192
Common stock issuance obligation (in Dollars) | $							$ 69,621		$ 76,276		$ 447,930			31,227	$ 76,276	447,930	31,227	$ 76,276	$ 69,621
Share-based compensation expense (in Dollars) | $														0	$ 172,005		$ 38,394	$ 172,005
Number of shares of common stock issued to seller					4,950,000												0		0
Shares issued in debt settlement or conversion					12,846
IDoc Virtual Telehealth Solutions, Inc [Member] | Common Stock Issuance Obligation [Member]
Equity (Details) [Line Items]
Share-based compensation expense (in Dollars) | $																			$ 69,621
Common Stock Issuance Obligation [Member]
Equity (Details) [Line Items]
Fair Value (in Dollars) | $							69,621							$ 31,227			$ 31,227		69,621
Common Stock Issuance Obligation [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Common stock issuance obligation (in Dollars) | $							$ 69,621												$ 69,621
Maximum [Member]
Equity (Details) [Line Items]
Preferred stock, convertible term																			12 months
Fair Value, Recurring [Member] | Common Stock Issuance Obligation [Member]
Equity (Details) [Line Items]
Fair Value (in Dollars) | $					$ 619,935						$ 619,935	$ 619,935				$ 619,935
Fair Value, Recurring [Member] | Common Stock Issuance Obligation [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Fair Value (in Dollars) | $					$ 619,935							$ 619,935
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001							$ 0.0001
Number of shares allocated							6,500							6,500			6,500		6,500
Preferred stock, shares outstanding							6,158							6,158			6,158		6,158
Preferred stock, shares issued							6,158							6,158			6,158		6,158
Ownership percentage eligible to vote																	4.99%		4.99%
Preferred stock, convertible term																	12 months
Preferred stock, conversion rate (in Dollars per share) | $ / shares					2		$ 10					2		$ 10			$ 10		$ 10
Percentage used for calculation of conversion price																	90.00%		90.00%
Threshold number of specified trading days																	3		3
Threshold period of specified consecutive trading days																	10		10
Alternate conversion measuring period																	3 days		3 days
Percentage of redemption price																	100.00%		100.00%
Redemption price per share (in Dollars per share) | $ / shares							$ 1,000							$ 1,000			$ 1,000		$ 1,000
Conversion of stock																			371,715
Shares issued as part of stock grants to vendors						4,370
Series A Preferred Stock [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Preferred stock, conversion rate (in Dollars per share) | $ / shares					$ 2							$ 2
Number of shares of common stock issued to seller					150,000
Series A-1 Preferred Stock [Member]
Equity (Details) [Line Items]
Conversion of stock																			1,228,492